FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT
The partnership recognizes that risk management is an integral part of good management practice.
As a result of holding financial instruments, the partnership is exposed to the following risks: capital risk, commodity price risk, liquidity risk, market risk (i.e. interest rate risk and foreign currency risk), and credit risk. The following is a description of these risks and how they are managed:
(a)Capital risk management
The capital structure of the partnership consists of debt, offset by cash and equity.

(US$ MILLIONS)	2019	2018
Corporate borrowings	$—	$—
Non-recourse borrowings in subsidiaries of the partnership	22,399	10,866
Cash	(1,986)	(1,949)
Net debt	20,413	8,917
Total equity	11,053	6,494
Total capital and net debt	$31,466	$15,411
Net debt to capitalization ratio	65%	58%

The partnership manages its debt exposure by financing its operations with non-recourse borrowings in subsidiaries of the partnership, ensuring a diversity of funding sources as well as managing its maturity profile. The partnership also borrows in the currencies where its subsidiaries operate, where possible, in order to mitigate its currency risk.
The partnership’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large scale development projects and acquisitions, the partnership will evaluate a variety of capital sources including proceeds from selling non-core and mature assets, equity and debt financing. The partnership will seek to raise additional equity if the partnership believes it can earn returns on these investments in excess of the cost of the incremental partnership capital.
As disclosed within Note 18, the partnership has various credit facilities in place. In certain cases, the facilities have financial covenants which are generally in the form of interest coverage ratios, leverage ratios and minimum equity or liquidity requirements. The partnership does not have any market capitalization covenants attached to any of its borrowings, nor does it have any other externally imposed capital requirements.
(b)    Commodity price risk management
Commodity price risk is the risk that the fair value of financial instruments will fluctuate as a result of changes in commodity prices. Certain of the partnership’s operating subsidiaries are exposed to commodity price risk. A 10 basis point increase or decrease in commodity prices, as it relates to financial instruments, is not expected to have a material impact on the partnership’s net income.
(c)    Liquidity risk management
The partnership maintains sufficient financial liquidity to be able to meet ongoing operating requirements and to be able to participate in acquisitions. Principal liquidity needs for the next year include funding recurring expenses, meeting debt service payments, funding required capital expenditures and funding acquisition opportunities as they arise. The operating subsidiaries of the partnership also generate liquidity by accessing capital markets on an opportunistic basis.
The following tables detail the contractual maturities for the partnership’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which the partnership can be required to pay. The tables include both interest and principal cash flows:

	December 31, 2019
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$8,888	$1,008	$777	$1,803	$12,476
Interest-bearing liabilities	2,184	1,786	7,713	16,397	28,080
Lease liabilities	229	152	393	603	1,377
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(1)	Excludes $2,306 million of decommissioning liabilities, other provisions, post-employment benefits and $210 million of loans and notes payable.

	December 31, 2018
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$6,863	$364	$219	$192	$7,638
Interest-bearing liabilities	2,370	1,517	3,829	5,906	13,622
Finance lease liabilities	12	7	25	16	60
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(1)	Excludes $1,321 million of decommissioning liabilities, other provisions, and post-employment benefits, $61 million of capital leases, and $62 million of loans and notes payable.
(d)    Market risk management
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the partnership will fluctuate because of changes in market prices. Market risk includes the risk of changes in interest rates, currency exchange rates and changes in market prices due to factors other than interest rates or currency exchange rates, such as changes in equity prices, commodity prices or credit spreads.
Financial instruments held by the partnership that are subject to market risk include other financial assets, borrowings, derivative instruments, such as interest rate and foreign currency contracts, and marketable securities.
The partnership is exposed to price risks arising from marketable securities and other financial assets. As at December 31, 2019 the balance of the portfolio was $5,257 million (2018: $546 million). A 10% change in the value of the portfolio would impact our equity by $526 million (2018: $55 million) and result in an impact on the consolidated statements of comprehensive income of $526 million (2018: $55 million).
Interest rate risk management
The observable impacts on the fair values and future cash flows of financial instruments that can be directly attributable to interest rate risk include changes in net income from financial instruments whose cash flows are determined with reference to floating interest rates and changes in the fair values of financial instruments whose cash flows are fixed in nature. The partnership enters into interest risk derivatives to mitigate the impact from interest rate movements. A 10 basis point decrease in the partnership’s interest rates is expected to increase net income by $8 million and other comprehensive income by $16 million.
Foreign currency risk management
Changes in currency rates will impact the carrying value of financial instruments and the partnership’s net investment and cash flows denominated in currencies other than the U.S. dollar. The partnership enters into foreign exchange contracts designated as net investment hedges to mitigate the impact from movements in foreign exchange rates against the U.S. dollar. The tables below set out the partnership’s currency exposure as at December 31, 2019 and 2018:

	December 31, 2019
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$5,215	$628	$2,015	$1,253	$903	$707	$2,074	$12,795
Non-current assets	18,994	4,848	2,283	6,026	1,582	3,230	1,993	38,956
	$24,209	$5,476	$4,298	$7,279	$2,485	3,937	$4,067	$51,751

Liabilities
Current liabilities	$3,439	$1,184	$2,343	$1,336	$1,147	$471	$1,104	$11,024
Non-current liabilities	20,749	3,141	659	2,135	593	1,849	548	29,674
	$24,188	$4,325	$3,002	$3,471	$1,740	$2,320	$1,652	$40,698

Non-controlling interest	752	641	426	2,578	427	1,173	1,264	7,261
Net investment to the partnership	$(731)	$510	$870	$1,230	$318	$444	$1,151	$3,792

	December 31, 2018
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$3,636	$402	$2,197	$1,186	$658	$480	$1,222	$9,781
Non-current assets	9,414	733	819	1,997	993	3,065	516	17,537
	$13,050	$1,135	$3,016	$3,183	$1,651	3,545	$1,738	$27,318

Liabilities
Current liabilities	$2,886	$551	$2,514	$1,232	$592	$314	$927	$9,016
Non-current liabilities	8,571	123	189	516	505	1,824	80	11,808
	$11,457	$674	$2,703	$1,748	$1,097	$2,138	$1,007	$20,824

Non-controlling interest	1,060	52	171	750	383	1,052	63	3,531
Net investment to the partnership	$533	$409	$142	$685	$171	$355	$668	$2,963

The net income impact to the partnership of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the partnership is exposed to foreign currency risk on the net assets of its foreign currency denominated operations. The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the United States dollar is summarized below:

	December 31, 2019
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(44)	$44	$2	$(2)
Canadian dollar	(60)	60	1	(1)
Brazilian real	(44)	44	(1)	1
Other	(133)	133	(36)	36

	December 31, 2018
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(36)	$36	$—	$—
Canadian dollar	(12)	12	(3)	3
Brazilian real	(35)	35	(4)	4
Other	(19)	19	(5)	5

	December 31, 2017
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(88)	$88	$—	$—
Canadian dollar	(37)	33	—	—
Brazilian real	(33)	37	—	—
Other	(9)	9	20	(20)

(e)    Credit risk management
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
The partnership assesses the credit worthiness of each counterparty before entering into contracts and ensures that counterparties meet minimum credit quality requirements. The partnership also evaluates and monitors counterparty credit risk for derivative financial instruments and endeavors to minimize counterparty credit risk through diversification, collateral arrangements, and other credit risk mitigation techniques. All of the partnership’s derivative financial instruments involve either counterparties that are banks or other financial institutions. The partnership does not have any significant credit risk exposure to any single counterparty.
Credit quality of the bonds and debentures held by the partnership is assessed based on ratings supplied by rating agencies. As at December 31, 2019, the partnership held $4,314 million of bonds and debentures, of which $1,870 million were rated AAA, and $2,050 million were rated A or AA.
(f)    Insurance risk management
The partnership’s mortgage insurance business is exposed to insurance risk from underwriting of mortgage insurance contracts. Mortgage insurance contracts transfer risk to the partnership by indemnifying lending institutions against credit losses arising from borrower mortgage default. Under a mortgage insurance policy, a lending institution is insured against risk of loss for the entire unpaid principal balance of a loan plus interest, customary mortgage enforcement and property management costs, and expenses related to the sale of the underlying property. Insurance risk impacts the amount, timing and certainty of cash flows arising from insurance contracts.
The partnership has identified pricing risk, underwriting risk, claims management risk, loss reserving risk and insurance portfolio concentration risk as its most significant sources of insurance risk. Each of these risks is described separately below.
(i)    Pricing risk
Pricing risk arises when actual claims experience differs from the assumptions included in pricing calculations. Premium rates vary with the perceived risk of a claim on an insured loan, which takes into account the long-term historical loss experience on loans with similar loan-to-value ratios, terms and types of mortgages, borrower credit histories and capital required to support the product.
Before a new mortgage insurance product is introduced, it establishes specific performance targets, including delinquency rates and loss ratios, which the partnership monitors frequently to identify any deviations from expected performance so that it can take corrective action when necessary. These performance targets are adjusted periodically to ensure they reflect the current environment.
(ii)    Underwriting risk
Underwriting risk is the risk that the underwriting function will underwrite mortgage insurance under terms that do not comply with pre-established risk guidelines, resulting in inappropriate risk acceptance by the partnership.
The underwriting results of the mortgage insurance business can fluctuate significantly due to the cyclicality of the Canadian mortgage market. The mortgage market is affected primarily by housing supply and demand, interest rates, and general economic factors including unemployment rates.
The partnership’s risk management function establishes risk guidelines based on its underwriting goals. Underwriter performance is reviewed to facilitate continuous improvement or remedial action where necessary.
(iii)    Claims management risk
The partnership enforces a policy of actively managing and promptly settling claims in order to reduce exposure to unpredictable future developments that can adversely impact losses using loss mitigation programs. These programs allow for better control of the property marketing process, potential reduction of carrying costs and potential of realization of a higher property sales price.
In addition to its current loss mitigation programs in place, under its agreement with lending institutions, the partnership has the right to recover losses from borrowers once a claim has been paid. The partnership actively pursues such recoveries.
(iv)    Loss reserving risk
Loss reserving risk is the risk that loss reserves differ significantly from the ultimate amount paid to settle claims, principally due to additional information received and external factors that influence claim frequency and severity (including performance of the Canadian housing market). The partnership reviews its case reserves on an ongoing basis and updates the case reserves as appropriate.
(v)    Insurance portfolio concentration risk
Insurance portfolio concentration risk is the risk that losses increase disproportionately where portfolio concentrations exist. This is mitigated by a portfolio that is diversified across geographic regions. Additional scrutiny is given to geographic regions where property values are particularly sensitive to an economic downturn.